Financial Instruments - Additional Information (Details) shares in Thousands	Sep. 30, 2017 USD ($)	Dec. 31, 2016 USD ($)	Sep. 30, 2016 USD ($)	Jun. 01, 2016 vessel	Jan. 31, 2014 shares
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Stock purchase warrant	$ 3,022,000	$ 4,538,000
Tanker Investments Ltd.
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Number of shares available through exercise of stock purchase warrant (shares) | shares					750
Stock purchase warrant	$ 0	$ 300,000
Time-charter swap
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Aframax equivalent vessel percent	55.00%			55.00%
Aframax equivalent vessels | vessel				2
Estimated average daily tanker rate			$ 19,000